OPERATING EXPENSES	6 Months Ended
Jun. 30, 2022
Material income and expense [abstract]
OPERATING EXPENSES	OPERATING EXPENSES
Sales and marketing expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Wages, salaries, benefits and social security costs	4,251	1,847	7,976	3,387
External marketing expenses	1,311	371	2,329	726
Amortization of intangible assets	1,707	463	3,311	926
Share-based payments	114	155	244	301
External content	768	219	1,541	370
Other	303	89	415	138
Total sales and marketing expenses	8,454	3,144	15,816	5,848
Technology expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Wages, salaries, benefits and social security costs	1,075	789	2,097	1,397
Depreciation of property and equipment	—	4	—	8
Amortization of intangible assets	100	31	177	41
Share-based payments	5	—	10	—
Software and subscriptions	142	46	244	79
Other	177	74	334	109
Total technology expenses	1,499	944	2,862	1,634
General and administrative expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Wages, salaries, benefits and social security costs	1,884	943	4,066	1,838
Share-based payments	766	90	1,355	762
Depreciation of property and equipment	44	43	87	74
Amortization of right-of-use assets	101	93	203	167
Short term leases	203	83	367	170
Legal and consultancy fees	1,097	468	2,121	886
Acquisition related costs	180	—	454	—
Accounting and legal fees related to offering	—	392	—	898
Employees’ bonuses related to offering	—	1,090	—	1,090
Insurance	170	16	351	20
Other	359	169	628	254
Total general and administrative expenses	4,804	3,387	9,632	6,159
Fair value movements on continent consideration
The fair value movement on contingent consideration is directly associated with the acquisition of BonusFinder. The Group expects to incur gains or losses related to the contingent consideration until April 2024. (See Note 4)